TYPE:	13F-NT
PERIOD	09/30/2011
FILER
   CIK: 0001070154

SUBMISSION - CONTACT
   NAME	Jerry Filandro
   PHONE 845-369-7363

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Provident New York Bancorp
Address:  400 Rella Blvd
          Montebello, NY 10901

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jerry Filandro
Title: SVP/Compliance Officer
Phone: 845-369-7363

Signature, Place, and Date of Signing:

Jerry Filandro, Montebello, NY - November 10, 2011

Report Type:

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
28-12105                 Hudson Valley Investment Advisors, LLC

                       UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    0

Form 13F Information Table Value Total:    0

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries. NONE

No.     Form 13F File Number       Name
        28-


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/SUBMISSION